ENVIRONMENTAL REHABILITATION (Schedule of Reconciliation of Obligations Associated Retirement Properties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of environmental rehabilitation [Abstract]
Balance, April 1	$ 8,700	$ 13,688
Reclamation expenditures	(189)	(385)
Unwinding of discount of environmental rehabilitation	251	422
Revision of provision	(1,610)	(4,021)
Derecognition upon disposal of SX Gold		(289)
Foreign exchange impact	711	(715)
Balance, March 31	$ 7,863	$ 8,700